CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 442,673	$ 737,986
Prepaid expenses	282,500	1,121,860
Total current assets	725,173	1,859,846
Investments held in Trust Account	277,949,215	275,012,561
Total Assets	278,674,388	276,872,407
Current liabilities:
Accounts payable	287,528	87,097
Accrued expenses	1,539,695	212,704
Total current liabilities	1,827,223	299,801
Deferred underwriting commissions	3,609,375	9,625,000
Total liabilities	5,436,598	9,924,801
Commitments and Contingencies
Shareholders' Deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of December 31, 2022 and 2021	0	0
Additional paid-in capital	0	0
Accumulated deficit	(4,612,204)	(8,053,173)
Total shareholders' deficit	(4,611,425)	(8,052,394)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	278,674,388	276,872,407
Class A ordinary shares
Shareholders' Deficit:
Common stock	91	91
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,500,000 at redemption value of $10.10 and $10.00 per share as of December 31, 2022 and 2021, respectively	277,849,215	275,000,000
Class B ordinary shares
Shareholders' Deficit:
Common stock	$ 688	$ 688